                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                                 ------------------

Check here if Amendment [ ];  Amendment Number: _____________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

     Signature                   Place                Date of Signing

  /s/ Lloyd Appel             New York, NY            October 16, 2006
  ---------------             ------------            ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        ---------------

Form 13F Information Table Entry Total:       49
                                        ---------------

Form 13F Information Table Value Total:       218,087
                                        ---------------
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None












                                       2
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
-----------------------------------------------------------------------------------------------------------------------------
                      COLUMN 1                                       COLUMN 2              COLUMN 3         COLUMN 4
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              (000)
                  NAME OF ISSUER                                  TITLE OF CLASS            CUSIP             VALUE
-----------------------------------------------------------------------------------------------------------------------------
 AGILENT TECHNOLOGIES INC                                          COM                     00846u101           4,981
 ALTRIA GROUP INC                                                  COM                     02209s103           8,091
 AMERICAN INTERNATIONAL GROUP INC                                  COM                     026874107             609
 BERKSHIRE HATHAWAY INC                                            COM                     084670207           8,300
 CHARLES SCHWAB CORP                                               COM                     808513105           6,440
 CINCINNATI BELL INC.                                              COM                     171871106              80
 CISCO SYSTEMS INC                                                 COM                     17275r102           5,375
 CITRIX SYSTEMS INC                                                COM                     177376100           2,281
 COCA COLA ENTERPRISES INC                                         COM                     191219104           2,827
 COLGATE PALMOLIVE CO                                              COM                     194162103           8,036
 CONEXANT SYSTEMS INC                                              COM                     207142100           3,913
 DST SYSTEMS INC                                                   COM                     233326107          10,139
 EBAY INC                                                          COM                     278642103           4,124
 ECI TELECOM LTD                                                   COM                     268258100           6,279
 ELI LILLY & CO                                                    COM                     532457108           3,186
 FINISAR CORP                                                      COM                     31787a101           6,488
 FIRST DATA CORP                                                   COM                     319963104           4,943
 FREESCALE SEMICONDUCTOR INC                                       COM                     35687m206             175
 FRONTLINE LTD                                                     COM                     g3682e127             902
 GLAXOSMITHKLINE PLC                                              SPONSORED ADR            37733w105           4,085
 GLOBAL CROSSING LTD                                               COM                     g3921a175           2,683
 HANESBRANDS INC                                                   COM                     410345102           2,400
 HSBC HOLDINGS PLC                                                SPONSORED ADR            404280406           4,418
 ISHARESTRUST 20+YR TREASURY INDEX FUND                            COM                     464287432           3,406
 JDS UNIPHASE CORP                                                 COM                     46612j101           1,903
 KELLOGG CO                                                        COM                     487836108           2,961
 KROGER CO                                                         COM                     501044101           2,713
 LIBERTY GLOBAL INC CLASS A                                        COM                     530555101           6,703
 LIBERTY GLOBAL INC SERIES C                                       COM                     530555309           2,789
 LINCOLN NATIONAL CORP                                             COM                     534187109           3,632
 M & T BANK CORP                                                   COM                     55261f104           3,527
 MCDERMOTT INTERNATIONAL INC                                       COM                     580037109           2,838
 METLIFE INC                                                       COM                     59156r108           7,448
 METRO ONE TELECOMMUNICATIONS INC                                  COM                     59163f105              51
 MICROSOFT CORP                                                    COM                     594918104           8,189
 MOTOROLA INC                                                      COM                     620076109           1,041
 NORTEL CORP.                                                      COM                     656568102              96
 NTL INCORPORATED                                                  COM                     62941w101           3,698
 PFIZER INC                                                        COM                     717081103           4,867
 PRUDENTIAL FINANCIAL INC                                          COM                     744320102           5,536
 RACKABLE SYSTEMS INC                                              COM                     750077109           2,124
 SANOFI AVENTIS                                                   SPONSORED ADR            80105n105           2,504
 SHIP FINANCE INTERNATIONAL LIMITED                                COM                     g81075106               9
 STANDARD & POORS DEPOSITARY RECEIPTS                              COM                     78462f103          30,077
 SUPERVALU INC                                                     COM                     868536103           7,445
 VERIZON COMMUNICATIONS                                            COM                     92343v104           2,198
 VODAFONE GROUP PLC                                                COM                     92857w209             585
 WEYERHAEUSER CO                                                   COM                     962166104           3,692
 WYETH COM                                                         COM                     983024100           7,303



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
------------------------------------------------------------------------------------------------------------------------------------
                      COLUMN 1                    COLUMN 5                  COLUMN 6     COLUMN 7              COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                              SHRS OR     SH/     PUT/     INVESTMENT      OTHER            VOTING AUTHORITY
                   NAME OF ISSUER             PRN AMT     PRN     CALL     DESCRETION    MANAGERS    SOLE         SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
 AGILENT TECHNOLOGIES INC                      152,375    SH               SOLE                       68,953        0         83,422
 ALTRIA GROUP INC                              105,700    SH               SOLE                       48,850        0         56,850
 AMERICAN INTERNATIONAL GROUP INC                9,187    SH               SOLE                        9,187        0              -
 BERKSHIRE HATHAWAY INC                          2,615    SH               SOLE                        1,199        0          1,416
 CHARLES SCHWAB CORP                           359,800    SH               SOLE                      165,025        0        194,775
 CINCINNATI BELL INC.                           16,500    SH               SOLE                       16,500        0              -
 CISCO SYSTEMS INC                             233,700    SH               SOLE                      106,120        0        127,580
 CITRIX SYSTEMS INC                             63,000    SH               SOLE                       28,765        0         34,235
 COCA COLA ENTERPRISES INC                     135,700    SH               SOLE                       62,665        0         73,035
 COLGATE PALMOLIVE CO                          129,400    SH               SOLE                       60,275        0         69,125
 CONEXANT SYSTEMS INC                        1,956,250    SH               SOLE                      891,480        0      1,064,770
 DST SYSTEMS INC                               164,400    SH               SOLE                       75,932        0         88,468
 EBAY INC                                      145,400    SH               SOLE                       66,350        0         79,050
 ECI TELECOM LTD                               761,126    SH               SOLE                      349,066        0        412,060
 ELI LILLY & CO                                 55,900    SH               SOLE                       26,160        0         29,740
 FINISAR CORP                                1,787,200    SH               SOLE                      823,580        0        963,620
 FIRST DATA CORP                               117,700    SH               SOLE                       54,205        0         63,495
 FREESCALE SEMICONDUCTOR INC                     4,598    SH               SOLE                        4,598        0              -
 FRONTLINE LTD                                  23,435    SH               SOLE                                     0         23,435
 GLAXOSMITHKLINE PLC                            76,740    SH               SOLE                       35,078        0         41,662
 GLOBAL CROSSING LTD                           130,900    SH               SOLE                       59,735        0         71,165
 HANESBRANDS INC                               106,600    SH               SOLE                       48,610        0         57,990
 HSBC HOLDINGS PLC                              48,266    SH               SOLE                       48,266        0              -
 ISHARESTRUST 20+YR TREASURY INDEX FUND         38,100    SH               SOLE                       32,325        0          5,775
 JDS UNIPHASE CORP                             869,100    SH               SOLE                      400,200        0        468,900
 KELLOGG CO                                     59,800    SH               SOLE                       27,600        0         32,200
 KROGER CO                                     117,250    SH               SOLE                       53,430        0         63,820
 LIBERTY GLOBAL INC CLASS A                    260,400    SH               SOLE                      120,405        0        139,995
 LIBERTY GLOBAL INC SERIES C                   111,300    SH               SOLE                       50,535        0         60,765
 LINCOLN NATIONAL CORP                          58,500    SH               SOLE                       26,645        0         31,855
 M & T BANK CORP                                29,400    SH               SOLE                       13,315        0         16,085
 MCDERMOTT INTERNATIONAL INC                    67,900    SH               SOLE                       30,970        0         36,930
 METLIFE INC                                   131,400    SH               SOLE                       60,470        0         70,930
 METRO ONE TELECOMMUNICATIONS INC               19,375    SH               SOLE                       19,375        0              -
 MICROSOFT CORP                                299,635    SH               SOLE                      138,605        0        161,030
 MOTOROLA INC                                   41,646    SH               SOLE                       41,646        0              -
 NORTEL CORP.                                   41,823    SH               SOLE                       41,823        0              -
 NTL INCORPORATED                              145,400    SH               SOLE                       66,350        0         79,050
 PFIZER INC                                    171,600    SH               SOLE                       78,438        0         93,162
 PRUDENTIAL FINANCIAL INC                       72,600    SH               SOLE                       33,075        0         39,525
 RACKABLE SYSTEMS INC                           77,600    SH               SOLE                       35,380        0         42,220
 SANOFI AVENTIS                                 56,300    SH               SOLE                       25,870        0         30,430
 SHIP FINANCE INTERNATIONAL LIMITED                437    SH               SOLE                                     0            437
 STANDARD & POORS DEPOSITARY RECEIPTS          225,161    SH               SOLE                                     0        225,161
 SUPERVALU INC                                 251,100    SH               SOLE                      116,045        0        135,055
 VERIZON COMMUNICATIONS                         59,200    SH               SOLE                       27,100        0         32,100
 VODAFONE GROUP PLC                             25,594    SH               SOLE                       25,594        0              -
 WEYERHAEUSER CO                                60,000    SH               SOLE                       30,240        0         29,760
 WYETH COM                                     143,650    SH               SOLE                       65,652        0         77,998

--------------------------------------------------------------------------------------------------------------
                      COLUMN 1                                                     COLUMN 8
--------------------------------------------------------------------------------------------------------------
                                                                                VOTING AUTHORITY
                   NAME OF ISSUER                                        SOLE         SHARED      NONE
--------------------------------------------------------------------------------------------------------------
 AGILENT TECHNOLOGIES INC                                                 68,953        0         83,422
 ALTRIA GROUP INC                                                         48,850        0         56,850
 AMERICAN INTERNATIONAL GROUP INC                                          9,187        0              -
 BERKSHIRE HATHAWAY INC                                                    1,199        0          1,416
 CHARLES SCHWAB CORP                                                     165,025        0        194,775
 CINCINNATI BELL INC.                                                     16,500        0              -
 CISCO SYSTEMS INC                                                       106,120        0        127,580
 CITRIX SYSTEMS INC                                                       28,765        0         34,235
 COCA COLA ENTERPRISES INC                                                62,665        0         73,035
 COLGATE PALMOLIVE CO                                                     60,275        0         69,125
 CONEXANT SYSTEMS INC                                                    891,480        0      1,064,770
 DST SYSTEMS INC                                                          75,932        0         88,468
 EBAY INC                                                                 66,350        0         79,050
 ECI TELECOM LTD                                                         349,066        0        412,060
 ELI LILLY & CO                                                           26,160        0         29,740
 FINISAR CORP                                                            823,580        0        963,620
 FIRST DATA CORP                                                          54,205        0         63,495
 FREESCALE SEMICONDUCTOR INC                                               4,598        0              -
 FRONTLINE LTD                                                                          0         23,435
 GLAXOSMITHKLINE PLC                                                      35,078        0         41,662
 GLOBAL CROSSING LTD                                                      59,735        0         71,165
 HANESBRANDS INC                                                          48,610        0         57,990
 HSBC HOLDINGS PLC                                                        48,266        0              -
 ISHARESTRUST 20+YR TREASURY INDEX FUND                                   32,325        0          5,775
 JDS UNIPHASE CORP                                                       400,200        0        468,900
 KELLOGG CO                                                               27,600        0         32,200
 KROGER CO                                                                53,430        0         63,820
 LIBERTY GLOBAL INC CLASS A                                              120,405        0        139,995
 LIBERTY GLOBAL INC SERIES C                                              50,535        0         60,765
 LINCOLN NATIONAL CORP                                                    26,645        0         31,855
 M & T BANK CORP                                                          13,315        0         16,085
 MCDERMOTT INTERNATIONAL INC                                              30,970        0         36,930
 METLIFE INC                                                              60,470        0         70,930
 METRO ONE TELECOMMUNICATIONS INC                                         19,375        0              -
 MICROSOFT CORP                                                          138,605        0        161,030
 MOTOROLA INC                                                             41,646        0              -
 NORTEL CORP.                                                             41,823        0              -
 NTL INCORPORATED                                                         66,350        0         79,050
 PFIZER INC                                                               78,438        0         93,162
 PRUDENTIAL FINANCIAL INC                                                 33,075        0         39,525
 RACKABLE SYSTEMS INC                                                     35,380        0         42,220
 SANOFI AVENTIS                                                           25,870        0         30,430
 SHIP FINANCE INTERNATIONAL LIMITED                                                     0            437
 STANDARD & POORS DEPOSITARY RECEIPTS                                                   0        225,161
 SUPERVALU INC                                                           116,045        0        135,055
 VERIZON COMMUNICATIONS                                                   27,100        0         32,100
 VODAFONE GROUP PLC                                                       25,594        0              -
 WEYERHAEUSER CO                                                          30,240        0         29,760
 WYETH COM                                                                65,652        0         77,998